Property and Equipment, Net - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 21,629	$ 16,402
Less: Accumulated depreciation	(7,967)	(5,692)
Total property and equipment, net	13,662	10,710
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,184	1,133
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	12,147	12,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	609	604
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,157	815
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	6,077	1,416
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 455	$ 434